SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Total current assets	$ 11,336,148	$ 6,868,333
Total assets	16,552,137	13,875,247
Total current liabilities	1,115,074	6,405,646
Net income (loss)	(10,121,775)	(10,223,130)	$ (24,298,114)
Continuing Operation [Member]
Accounting Policies [Line Items]
Total current assets	0	804,785
Total assets	0	450,031
Total current liabilities	317,465	639,872
Discontinued Operation [Member]
Accounting Policies [Line Items]
Total current assets	0	1,317,858
Total assets	0	450,031
Net income (loss)	$ (129,020)	$ (139,205)